Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of loans, by major class within Company's loan portfolio
Total loans	$ 839,547,000	$ 846,984,000
Carrying amount of loans pledged as collateral to the Federal Home Loan Bank	388,100,000
Summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company
Balance at the beginning of the period	8,067,000
New loans	57,000
Amounts collected	(3,287,000)
Balance at the end of the period	4,837,000
Commercial, financial, and agricultural
Summary of loans, by major class within Company's loan portfolio
Total loans	133,717,000	130,040,000
Real estate construction - residential
Summary of loans, by major class within Company's loan portfolio
Total loans	21,008,000	22,177,000
Real estate construction - commercial
Summary of loans, by major class within Company's loan portfolio
Total loans	55,076,000	43,486,000
Real estate mortgage - residential
Summary of loans, by major class within Company's loan portfolio
Total loans	225,541,000	221,223,000
Real estate mortgage - commercial
Summary of loans, by major class within Company's loan portfolio
Total loans	382,550,000	405,092,000
Installment and other consumer
Summary of loans, by major class within Company's loan portfolio
Total loans	$ 21,655,000	$ 24,966,000